Leases (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of leases [Abstract]
Disclosure of additional information about leasing activities for lessee
We have made the following payments associated with leases during 2019:

Description of payment	2019 US$m	Included within
Principal lease payments	315	Cash flows from financing activities
Interest payments on leases	53	Cash flows from operating activities
Payments for short-term leases	327	Net operating costs
Payments for variable lease components	15	Net operating costs
Payments for low value leases (>12 months in duration)	1	Net operating costs
Total lease payments	711

Summary of capitalised finance leases
The maturity profile of lease liabilities recognised at the balance sheet is:

	Note	2019 US$m	2018 US$m
Lease liabilities(a)
Due within 1 year		349	5
Between 1 and 3 years		424	10
Between 3 and 5 years		226	18
More than 5 years		671	12
Total undiscounted cash payments expected to be made		1,670	45
Effect of discounting		(361)	(1)
Present value of minimum lease payments	22	1,309	44

(a)	Amounts for 2018 represent finance lease liabilities under IAS 17 “Leases”.